Note 4 - Related Party Transactions (Details Textual)					3 Months Ended
	Jan. 25, 2022 shares	Dec. 01, 2020 $ / shares shares	Oct. 26, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 27, 2021 USD ($)
Stock Issued During Period, Value, New Issues | $					$ 29,683,000
Long-term Debt, Total | $							$ 160,756,000	$ 160,679,000
Promissory Note [Member] | BOC Yellowstone LLC [Member]
Line of Credit Facility, Maximum Borrowing Capacity | $									$ 1,000,000
Long-term Debt, Total | $								$ 1,000,000
Proceeds from Private Placement Warrants [Member]
Assets Held-in-trust, Total | $			$ 5,000,000
Private Placement Warrant [Member]
Class of Warrant or Right, Issued During Period (in shares)		219,779	7,500,000
Class of Warrant or Right, Issued During Period, Purchase Price (in dollars per share) | $ / shares		$ 1.00	$ 1.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)			1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 11.50				$ 11.50
Proceeds from Issuance of Warrants | $			$ 7,500,000
Conversion Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)								1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 1.50
BOC Yellowstone LLC [Member]
Related Party, Working Capital Loan, Conversion, Price Per Warrant (in dollars per share) | $ / shares								1.50
Common Class B [Member]
Stock Issued During Period, Shares, New Issues (in shares)	42,192,250
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding, Ending Balance (in shares)							42,192,250	3,399,724
Common Class B [Member] | BOC Yellowstone LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)				5,750,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001
Stock Issued During Period, Value, New Issues | $				$ 25,000
Common Stock, Shares Surrendered (in shares)						2,350,276
Common Stock, Shares, Outstanding, Ending Balance (in shares)								3,399,724
Common Stock, Conversion Rate								1